UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2004
                                                -----------------

Check here if Amendment [  ];       Amendment Number:  _________
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            DOLPHIN ADVISORS L.L.C.
                 -----------------------
Address:         96 CUMMINGS POINT RD.
                 ---------------------
                 STAMFORD, CT  06902

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            DONALD T. NETTER
                 ----------------
Title:           MANAGING MEMBER
Phone:           (203) 358-8000

Signature, Place, and Date of Signing:

/s/ Donald T. Netter                       Stamford, CT             2/14/05
----------------------------------     --------------------    -----------------
     [Signature]                           [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

       Form 13F File Number                       Name
       28-                                        ____________________________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              10

Form 13F Information Table Value Total:         $30,192
                                            (thousands)

INFORMATION FOR WHICH THE REPORTING MANAGER HAS REQUESTED CONFIDENTIAL TREATMENT UNDER RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934 HAS BEEN OMITTED AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number                                       Name

1          28-                                             Donald T. Netter
           --------------------------                      ----------------



GN300

FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                          TITLE OF                        VALUE      SHARES/   SH/    PUT/  INVSTMT  OTHER
   NAME OF ISSUER          CLASS           CUSIP         (x$1000)    PRN AMT   PRN    CALL  DSCRETN  MANAGERS SOLE  SHARED    NONE

ANGELICA CORP               COM            034663104       $534       19,740   SH           DEFINED   1         0     19,740    0
COX COMMUNICATIONS INC      CLA            224044107       $949       27,300   SH           DEFINED   1         0     27,300    0
DISNEY WALT CO              COM            254687106     $3,012      108,350   SH           DEFINED   1         0    108,350    0
DOVER DOWNS GAMING          COM            260095104       $255       21,278   SH           DEFINED   1         0     21,278    0
EMERSON RADIO CORP          COM            291087203       $256       68,260   SH           DEFINED   1         0     68,260    0
FLYI INC                    COM            34407T104        $89       50,000   SH           DEFINED   1         0     50,000    0
HOLLYWOOD ENTMT CORP        COM            436141105    $15,577    1,190,000   SH           DEFINED   1         0  1,190,000    0
KATY INDS INC               COM            486026107       $638      123,140   SH           DEFINED   1         0    123,140    0
STELMAR SHIPPING LTD        COM            V8726M103     $7,157      150,000   SH           DEFINED   1         0    150,000    0
WELLPOINT HEALTH NETWORK    COM            94973H108     $1,725       15,000   SH           DEFINED   1         0     15,000    0